Consolidated Schedule of Investments (unaudited) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 0.9%
AIMCO CLO, Series 2017-AA, Class C, (LIBOR USD 3 Month + 2.45%), 4.42%, 07/20/29(a)(b)	USD	750	$738,762
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/21/28(a)(b)		1,830	1,796,680
Allegro CLO VIII Ltd., Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.15%), 4.15%, 07/15/31(a)(b)		250	240,886
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/26(a)(b)		4,630	4,572,927
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 4.70%, 10/15/28(a)(b)		1,000	987,166
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.19%, 10/15/27(a)(b)		1,500	1,473,090
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 5.95%, 10/15/28(a)(b)		2,750	2,731,792
ALM XVI Ltd.(a)(b): Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/27		1,000	995,482
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27		7,000	6,778,464
AMMC CLO 16 Ltd., Series 2015-16A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.55%, 04/14/29(a)(b)		2,500	2,469,501
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 4.64%, 04/25/31(a)(b)		510	489,775
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.54%, 01/28/31(a)(b)		5,250	5,014,080
Anchorage Capital CLO 6 Ltd.(a)(b): Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.40%, 07/15/30		2,300	2,259,423
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.55%, 07/15/30		3,250	3,249,918
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.94%, 07/28/28(a)(b)		1,500	1,492,722
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	1,561	1,722,608
Apidos CLO XV, Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 4.67%, 04/20/31(a)(b)	USD	1,000	948,741
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 3.95%, 07/16/31(a)(b)		1,000	962,394
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 7.95%, 01/15/27(a)(b)		2,000	1,920,524
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	884	917,631
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		917	1,027,008
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/29(a)(b)	USD	1,000	999,976

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares XLIX CLO Ltd., Series 2018-49A, Class E, (LIBOR USD 3 Month + 5.70%), 7.65%, 07/22/30(a)(b)	USD	500	$466,769
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,000	1,623,794
Ares XLVIII CLO, Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 3.77%, 07/20/30(a)(b)		1,250	1,187,744
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 3.71%, 05/15/30(a)(b)		1,500	1,419,762
Ares XXXVR CLO Ltd., Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/30(a)(b)		1,000	975,916
Assurant CLO I Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.46%), 8.43%, 10/20/29(a)(b)		350	333,984
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/30(a)(b)		1,000	1,001,022
Atlas Senior Loan Fund X Ltd., Series 2018- 10A, Class B, (LIBOR USD 3 Month + 1.50%), 3.50%, 01/15/31(a)(b)		1,800	1,759,149
Atrium IX, Series 9A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.51%, 05/28/30(a)(b)		500	495,857
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		11,500	502,136
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 3.95%, 08/23/30(a)(b)		3,210	3,085,717
Atrium XV, Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 4.13%, 01/23/31(a)(b)		1,250	1,222,726
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.35%), 4.29%, 04/25/26(a)(b)		1,000	993,605
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(a)	EUR	800	899,012
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		620	618,247
Avoca CLO XVIII DAC, Series 18X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(a)		700	734,564
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)		1,200	1,276,973
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.45%, 10/18/29(a)(b)	USD	3,250	3,209,231
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.05%, 10/15/30(a)(b)		2,000	1,831,379
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	400	406,808
BlueMountain CLO Ltd., Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 5.75%, 04/13/27(a)(b)	USD	1,250	1,250,017
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)	EUR	400	446,624
Carlyle Global Market Strategies CLO Ltd.(a)(b): Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.54%, 07/28/28	USD	2,000	1,994,387

1

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.47%, 07/20/32	USD	1,697	$1,650,742
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.82%, 04/20/27		500	488,583
Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 5.97%, 10/20/29		1,000	955,877
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.07%, 10/20/27		1,000	958,914
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.40%), 4.37%, 07/20/31		1,750	1,710,659
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.40%, 10/17/29(a)(b)		1,500	1,474,583
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.58%, 07/23/30(a)(b)		3,000	2,984,681
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class C, (LIBOR USD 3 Month + 1.75%), 3.72%, 04/20/31		1,250	1,174,723
Series 2018-9A, Class D, (LIBOR USD 3 Month + 2.60%), 4.57%, 04/20/31		1,400	1,323,271
Cent CLO 17 Ltd., Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.54%, 04/30/31(a)(b)		1,000	992,103
CIFC Funding Ltd.(a)(b):
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 3.84%, 04/24/30		2,000	1,941,975
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/30		850	831,888
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.47%, 04/23/29		1,500	1,500,037
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30(a)	EUR	551	585,262
Dewolf Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.15%, 10/15/30(a)(b)	USD	1,000	981,042
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/30(a)(b)		3,000	2,958,050
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 3.95%, 07/15/31(a)(b)		250	238,201
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 3.59%, 11/15/26(a)(b)		1,500	1,476,010
Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, (LIBOR USD 3 Month + 1.70%), 3.60%, 11/22/31(a)(b)		250	248,216
GoldenTree Loan Management US CLO 3 Ltd., Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 3.87%, 04/20/30(a)(b)		2,500	2,401,906
Greene King Finance plc, Series B1, 5.70%, 12/15/34(d)	GBP	100	118,994
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.94%, 01/27/31(a)(b)	USD	2,000	1,922,192
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.04%, 07/28/31(a)(b)		1,000	978,344
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	1,125	1,222,138

Security		Par (000)	Value
Asset-Backed Securities (continued)
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32(a)	EUR	300	$323,926
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 07/15/26(b)(c)	USD	2,000	93,000
Madison Park Funding XIII Ltd., Series 2014- 13A, Class CR2, (LIBOR USD 3 Month + 1.90%), 3.87%, 04/19/30(a)(b)		1,500	1,457,216
Madison Park Funding XV Ltd., Series 2014- 15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.14%, 01/27/26(a)(b)		1,000	997,599
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (LIBOR USD 3 Month + 2.35%), 4.29%, 04/25/29(a)(b)		1,000	994,996
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (LIBOR USD 3 Month + 1.70%), 3.63%, 01/23/31(a)(b)		500	498,201
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.15%, 10/17/27(a)(b)		1,400	1,369,041
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 4.60%, 01/15/30(a)(b)		1,000	937,388
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 12/12/30(a)(b)		1,522	1,468,772
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	1,347	1,476,438
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		900	891,782
Series 2019-3X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 04/20/30		300	331,280
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.27%, 07/20/30(a)(b)	USD	1,000	968,782
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 4.72%, 01/20/31(a)(b)		1,750	1,670,914
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 7.72%, 10/20/30(a)(b)		300	286,308
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 1.90%), 3.85%, 01/22/30(a)(b)		1,000	949,772
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.85%, 07/15/27(a)(b)		750	733,743
OHA Credit Partners XI Ltd.(a)(b):
Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.92%, 01/20/32		534	507,293
Series 2015-11A, Class ER, (LIBOR USD 3 Month + 5.75%), 7.72%, 01/20/32		2,250	2,075,569
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.83%, 07/23/30(a)(b)		1,250	1,207,400
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.15%, 10/22/30(a)(b)		3,000	2,889,418
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 5.55%, 07/22/29(a)(b)		1,000	976,276
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 3.75%, 04/17/31		1,500	1,492,317

2

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.10%, 04/17/31	USD	3,000	$2,868,046
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.09%, 11/22/30(a)(b)		1,250	1,234,617
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	990	1,097,536
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		807	849,295
OZLME III DAC, Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(a)		1,000	1,067,962
Palmer Square CLO Ltd.(a)(b):
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 4.14%, 05/21/29	USD	3,500	3,460,759
Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.60%), 7.60%, 07/16/31		1,000	929,346
Regatta VII Funding Ltd.(a)(b):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 3.91%, 12/20/28		750	730,242
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 4.66%, 12/20/28		2,000	1,905,723
Rockford Tower CLO Ltd.(a)(b):
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 3.77%, 10/20/31		500	498,322
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 10/20/31		750	732,760
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.07%, 10/20/31		1,000	982,521
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.75%), 4.72%, 04/20/32		998	980,750
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/32		3,922	3,939,276
Rockford Tower Europe CLO DAC, Series 2018-1X, Class E, (EURIBOR 3 Month + 5.36%), 5.36%, 12/20/31(a)	EUR	300	322,359
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/17/26(b)(c)	USD	2,500	38,405
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 5.93%, 01/23/28(a)(b)		1,000	1,000,005
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.67%, 01/20/32(a)(b)		2,000	1,951,467
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class C3RR, (LIBOR USD 3 Month + 2.00%), 3.97%, 10/20/28		250	245,951
Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.62%, 10/20/28		1,800	1,760,023
TRESTLES CLO II Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 3.84%, 07/25/31(a)(b)		1,250	1,184,592
York CLO 1 Ltd., Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.05%, 10/22/29(a)(b)		1,500	1,456,088

Total Asset-Backed Securities — 0.9% (Cost: $172,923,472)			156,476,840

		Shares

Common Stocks — 1.1%

Aerospace & Defense — 0.0%
Bombardier, Inc., Class B(e)		6,845,585	10,174,409

Security	Shares	Value

Auto Components — 0.2%
UCI International, Inc.(e)(f)	1,260,653	$28,679,856

Chemicals — 0.3%
Element Solutions, Inc.(e)	4,671,745	54,565,982

Commercial Services & Supplies — 0.0%
FreedomPay, Inc.(e)(f)	314,534	3

Consumer Finance — 0.0%
Arrow Global Group plc	183,935	624,206

Diversified Financial Services — 0.0%(e)
Adelphia Recovery Trust	1,339,784	252
Adelphia Recovery Trust(f)	130,590	1

		253

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA	2,218,598	1,358,709

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.	464,262	19,986,479

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(e)	4,744,023	13,567,906

Metals & Mining — 0.2%
Constellium SE, Class A(e)	2,522,574	33,802,492

Oil, Gas & Consumable Fuels — 0.0%(e)(f)
KCAD Holdings I Ltd.	4,067,849,248	2,766,138
Osum Oil Sands Corp.(g)	1,600,000	3,141,966

		5,908,104

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.(e)(h)	990,051	29,622,326

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(e)	1,369	10,678

Total Common Stocks — 1.1% (Cost: $217,485,266)		198,301,403

	Par (000)

Corporate Bonds — 82.4%

Aerospace & Defense — 4.1%
Arconic, Inc.:
5.40%, 04/15/21	5,357	5,522,723
5.87%, 02/23/22	9,751	10,412,340
5.13%, 10/01/24	41,771	45,530,390
Bombardier, Inc.(b):
8.75%, 12/01/21	35,626	39,032,736
5.75%, 03/15/22	5,590	5,773,422
6.13%, 01/15/23	15,790	16,192,645
7.50%, 12/01/24	7,792	8,186,509
7.50%, 03/15/25	16,997	17,527,986
7.88%, 04/15/27	71,865	73,931,119
BWX Technologies, Inc., 5.38%, 07/15/26(b)	11,437	12,123,220
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)	15,861	16,733,355
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	14,100	15,087,000
Moog, Inc., 4.25%, 12/15/27(b)	7,627	7,761,235
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26	12,433	13,087,100
4.00%, 03/01/28	21,624	21,327,752
SSL Robotics LLC, 9.75%, 12/31/23(b)	8,172	8,887,050
TransDigm UK Holdings plc, 6.88%, 05/15/26	27,822	29,630,430

3

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.(b):
6.25%, 03/15/26	USD	322,878	$349,550,952
5.50%, 11/15/27		27,784	28,096,014
Triumph Group, Inc., 6.25%, 09/15/24(b)		19,029	20,004,236

			744,398,214

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)		3,750	4,073,812

Auto Components — 1.6%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		23,107	25,302,165
GKN Holdings Ltd., 4.62%, 05/12/32(d)	GBP	1,100	1,500,335
Grupo Antolin-Irausa SA, 3.38%, 04/30/26	EUR	600	631,158
Icahn Enterprises LP:
6.25%, 02/01/22	USD	618	629,742
6.75%, 02/01/24		6,230	6,463,625
4.75%, 09/15/24(b)		3,969	4,078,147
6.38%, 12/15/25		15,483	16,237,796
6.25%, 05/15/26		23,370	24,889,050
5.25%, 05/15/27(b)		18,579	18,999,443
IHO Verwaltungs GmbH(i):
3.63%, (3.63% Cash or 4.38% PIK), 05/15/25	EUR	1,344	1,577,275
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(j)		911	1,080,626
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(b)	USD	400	424,000
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	4,068	4,783,016
6.25%, 05/15/26(b)	USD	74,332	80,092,730
8.50%, 05/15/27(b)		90,444	96,096,750
ZF Europe Finance BV:
1.25%, 10/23/23	EUR	500	572,867
2.50%, 10/23/27		1,200	1,387,506

			284,746,231

Automobiles — 0.1%
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26		500	539,841
6.88%, 11/15/26		1,891	2,227,191
Tesla, Inc., 5.30%, 08/15/25(b)	USD	11,701	11,349,970

			14,117,002

Banks — 0.9%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(a)(k)	EUR	1,900	2,203,372
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.25%(a)(k)		750	912,783
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(a)(k)		1,444	1,718,775
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(k)		1,000	1,229,551
Banco BPM SpA:
1.75%, 04/24/23		1,653	1,870,394
2.50%, 06/21/24		2,700	3,129,048
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(k)		5,800	6,798,624
Banco Espirito Santo SA(e)(l):
2.63%, 05/08/17		10,400	1,983,165
4.75%, 01/15/18		12,300	2,345,475
4.00%, 01/21/19		12,000	2,288,268
Banco Santander SA, (EUR Swap Annual 5 Year + 6.80%), 6.75%(a)(k)		900	1,112,805
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(a)(k)		1,436	1,659,084

Security		Par (000)	Value

Banks (continued)
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	500	$673,619
Bankia SA(a)(k):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	3,000	3,552,422
(EUR Swap Annual 5 Year + 6.22%), 6.37%		800	972,514
Barclays plc:
4.38%, 09/11/24	USD	28,717	30,171,390
5.20%, 05/12/26		7,800	8,531,195
CaixaBank SA(a)(k):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	3,000	3,777,325
(EUR Swap Annual 5 Year + 4.50%), 5.25%		2,000	2,289,950
CIT Group, Inc.:
5.00%, 08/01/23	USD	3,919	4,222,722
4.75%, 02/16/24		2	2,135
6.00%, 04/01/36		23,131	24,171,895
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(k)	EUR	3,637	4,405,177
Erste Group Bank AG(a)(k):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		800	1,023,617
(EUR Swap Annual 5 Year + 6.20%), 6.50%		800	1,042,312
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 1.93%(a)(k)	USD	2,290	1,763,432
HSBC Holdings plc, (USD Swap Rate 5 Year + 3.75%), 6.00%(a)(k)		24,053	25,616,445
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(a)(k)		2,764	2,998,802
Intesa Sanpaolo SpA:
0.75%, 12/04/24	EUR	650	732,183
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(k)		2,483	3,371,991
National Westminster Bank plc(a)(k):
Series B, (LIBOR USD 6 Month + 0.25%), 2.06%	USD	800	689,000
Series C, (LIBOR USD 3 Month + 0.25%), 2.16%		1,240	1,066,772
Series A, (LIMEAN USD 6 Month + 0.25%), 2.50%		600	516,750
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(k)		1,600	1,774,000
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(a)(k)		6,571	7,047,398
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(a)(k)		1,300	1,527,500
UniCredit SpA(a)(k):
(EUR Swap Annual 5 Year + 6.10%), 6.75%	EUR	622	745,524
(EUR Swap Annual 5 Year + 9.30%), 9.25%		2,294	2,984,477
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%		4,275	5,604,047

			168,525,938

Biotechnology — 0.0%
Grifols SA, 2.25%, 11/15/27		696	806,857

Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)	USD	13,364	13,781,625
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		18,362	18,407,905
James Hardie International Finance DAC, 4.75%, 01/15/25(b)		2,080	2,158,000
JELD-WEN, Inc.(b):
4.63%, 12/15/25		7,080	7,288,860
4.88%, 12/15/27		96	98,160

4

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Masonite International Corp.(b):
5.75%, 09/15/26	USD	1,286	$1,366,375
5.38%, 02/01/28		9,427	9,957,269
Standard Industries, Inc.:
5.50%, 02/15/23(b)		1,547	1,572,139
5.38%, 11/15/24(b)		21,930	22,533,075
6.00%, 10/15/25(b)		23,494	24,698,067
2.25%, 11/21/26	EUR	1,034	1,194,025

			103,055,500

Capital Markets — 0.5%
Credit Suisse Group AG(a)(k):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)	USD	8,017	8,773,404
(USD Swap Semi 5 Year + 4.60%), 7.50%		969	1,088,914
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)		1,000	1,087,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)		23,920	25,785,760
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(k)		9,070	9,396,520
Lehman Brothers Holdings Capital Trust Escrow Bonds(e)(l):
5.38%, 10/17/12	EUR	4,550	60,224
4.75%, 01/16/14		14,545	192,519
(EURIBOR 3 Month + 0.30%), 0.00%, 02/05/14(a)		22,800	301,782
LPL Holdings, Inc., 5.75%, 09/15/25(b)	USD	3,669	3,838,691
MSCI, Inc.(b):
5.25%, 11/15/24		2,828	2,905,431
5.75%, 08/15/25		693	726,784
4.75%, 08/01/26		1,689	1,769,227
4.00%, 11/15/29		4,159	4,216,186
Owl Rock Capital Corp.:
5.25%, 04/15/24		4,662	4,947,156
4.00%, 03/30/25		6,540	6,565,960
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		14,000	14,794,500
UBS Group AG, (EUR Swap Annual 5 Year + 5.29%), 5.75%(a)(k)	EUR	1,238	1,513,644

			87,964,452

Chemicals — 2.1%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(i)	USD	16,872	17,209,440
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		67,119	68,796,975
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		30,633	31,705,155
Blue Cube Spinco LLC:
9.75%, 10/15/23		36,481	39,228,749
10.00%, 10/15/25		35,094	38,805,892
Chemours Co. (The):
6.63%, 05/15/23		16,433	16,495,938
5.38%, 05/15/27		5,977	5,289,645
Element Solutions, Inc., 5.88%, 12/01/25(b)		63,016	65,930,490
Gates Global LLC, 6.25%, 01/15/26(b)		12,074	12,281,794
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		8,146	8,553,300
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	817	950,795
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		1,000	1,131,234
Monitchem HoldCo 3 SA: (EURIBOR 3 Month + 5.25%), 5.25%, 03/15/25(a)		913	1,042,034
5.25%, 03/15/25		1,993	2,340,619
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	1,606	1,658,195
OCI NV, 5.25%, 11/01/24(b)		9,553	9,911,238

Security		Par (000)	Value

Chemicals (continued)
Olin Corp., 5.50%, 08/15/22	USD	255	$272,850
PQ Corp.(b):
6.75%, 11/15/22		14,332	14,815,705
5.75%, 12/15/25		25,399	26,541,955
Solvay Finance SA, (EUR Swap Annual 5 Year + 5.22%), 5.87%(a)(k)	EUR	900	1,192,305
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(k)		500	622,418
TPC Group, Inc., 10.50%, 08/01/24(b)	USD	12,997	13,094,478
W.R. Grace & Co., 5.63%, 10/01/24(b)		1,619	1,788,995

			379,660,199

Commercial Services & Supplies — 1.9%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	159	213,540
ADT Security Corp. (The):
6.25%, 10/15/21	USD	944	995,920
3.50%, 07/15/22		2,307	2,348,826
4.13%, 06/15/23		198	204,187
4.88%, 07/15/32(b)		32,895	30,181,163
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		7,587	7,890,480
Aramark Services, Inc.:
5.00%, 04/01/25(b)		6,323	6,591,728
4.75%, 06/01/26		2,051	2,133,040
5.00%, 02/01/28(b)		23,991	25,280,516
Clean Harbors, Inc.(b):
4.88%, 07/15/27		17,442	18,357,705
5.13%, 07/15/29		11,414	12,242,656
GFL Environmental, Inc.(b):
5.38%, 03/01/23		1,533	1,578,990
7.00%, 06/01/26		34,847	36,812,371
5.13%, 12/15/26		24,106	25,344,566
8.50%, 05/01/27		34,551	38,006,100
GW B-CR Security Corp., 9.50%, 11/01/27(b)		4,383	4,678,852
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		7,258	5,915,270
IAA, Inc., 5.50%, 06/15/27(b)		22,371	23,769,187
Intrum AB, 3.50%, 07/15/26	EUR	1,754	2,010,254
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	3,927	4,084,080
Mobile Mini, Inc., 5.88%, 07/01/24		34,030	35,391,200
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		6,213	6,399,390
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		10,864	11,494,112
5.75%, 04/15/26		19,567	21,266,981
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		4,373	4,558,853
SPIE SA, 2.63%, 06/18/26	EUR	1,200	1,406,612
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		2,400	2,904,081
Verisure Midholding AB, 5.75%, 12/01/23		1,867	2,154,423
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	7,512	7,831,260

			342,046,343

Communications Equipment — 0.6%
CommScope, Inc.(b):
5.50%, 03/01/24		29,529	30,783,982
6.00%, 03/01/26		13,389	14,242,549
Nokia OYJ, 6.63%, 05/15/39		23,469	27,177,759
ViaSat, Inc., 5.63%, 04/15/27(b)		38,015	40,676,050

			112,880,340

Construction & Engineering — 0.2%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	800	783,395
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	14,794	15,163,850

5

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
Ferrovial Netherlands BV,
(EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(k)	EUR	2,700	$2,958,932
Heathrow Finance plc:
4.75%, 03/01/24	GBP	400	566,929
4.13%, 09/01/29		2,142	2,880,420
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	USD	11,036	11,684,365
6.25%, 03/15/26		3,485	3,650,538
Novafives SAS, 5.00%, 06/15/25	EUR	1,360	1,361,519

			39,049,948

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24		400	467,328
Cemex SAB de CV, 3.13%, 03/19/26		1,450	1,687,458
Holcim Finance Luxembourg SA,
(EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(a)(k)		925	1,094,639

			3,249,425

Consumer Finance — 1.4%
Ally Financial, Inc.:
4.13%, 03/30/20	USD	1,900	1,907,125
5.75%, 11/20/25		1,161	1,298,869
8.00%, 11/01/31		67,501	93,698,138
Ford Motor Credit Co. LLC, 2.33%, 11/25/25	EUR	1,600	1,828,317
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(i)	USD	37,093	38,837,484
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(i)	EUR	2,236	2,059,713
Navient Corp.:
5.00%, 10/26/20	USD	4,891	4,962,897
6.63%, 07/26/21		9,208	9,737,460
7.25%, 09/25/23		3,098	3,500,833
6.13%, 03/25/24		6,031	6,543,635
5.88%, 10/25/24		9,013	9,643,910
6.75%, 06/25/25		2,087	2,304,048
6.75%, 06/15/26		4,499	4,944,851
Springleaf Finance Corp.:
6.88%, 03/15/25		18,270	20,782,125
7.13%, 03/15/26		14,629	16,914,050
6.63%, 01/15/28		14,613	16,495,154
5.38%, 11/15/29		8,227	8,587,343
Volkswagen International Finance NV, Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%(a)(k)	EUR	1,800	2,154,741

			246,200,693

Containers & Packaging — 2.3%
ARD Finance SA, 6.50%, 06/30/27(b)	USD	29,147	30,136,541
Ardagh Packaging Finance plc:
4.13%, 08/15/26(b)		14,723	15,091,075
4.75%, 07/15/27(b)	GBP	4,000	5,558,021
4.75%, 07/15/27		1,215	1,688,249
5.25%, 08/15/27(b)	USD	2,419	2,546,046
Ball Corp., 0.88%, 03/15/24	EUR	992	1,121,072
Berry Global, Inc.:
1.00%, 01/15/25		1,001	1,127,706
4.88%, 07/15/26(b)	USD	24,659	26,007,847
1.50%, 01/15/27	EUR	833	941,384
Crown Americas LLC:
4.75%, 02/01/26	USD	15,306	16,166,963
4.25%, 09/30/26		21,859	22,924,626
Crown European Holdings SA, 3.38%, 05/15/25	EUR	1,932	2,384,487
Graphic Packaging International LLC:
4.88%, 11/15/22	USD	223	233,592
4.75%, 07/15/27(b)		4,097	4,383,790
Greif, Inc., 6.50%, 03/01/27(b)		2,934	3,168,720

Security		Par (000)	Value

Containers & Packaging (continued)
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)	USD	5,412	$5,723,190
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		20,707	22,001,188
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	1,216	1,411,454
5.50%, 04/15/24(b)	USD	63,789	65,709,049
OI European Group BV, 2.88%, 02/15/25	EUR	2,084	2,422,128
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23	USD	15,840	16,216,200
7.00%, 07/15/24		15,799	16,332,216
Sealed Air Corp.(b):
5.25%, 04/01/23		534	568,710
5.13%, 12/01/24		2,230	2,402,825
6.88%, 07/15/33		158	186,440
Silgan Holdings, Inc., 4.13%, 02/01/28(b)		11,806	11,809,542
Trivium Packaging Finance BV(d):
3.75%, 08/15/26	EUR	2,105	2,499,189
5.50%, 08/15/26(b)	USD	59,119	62,296,646
8.50%, 08/15/27(b)		68,625	76,345,313

			419,404,209

Distributors — 0.9%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		17,712	18,819,000
4.00%, 01/15/28		19,445	19,736,675
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(i)		28,682	29,829,280
Core & Main LP, 6.13%, 08/15/25		39,828	41,520,690
Performance Food Group, Inc., 5.50%, 10/15/27		13,532	14,462,325
Wolverine Escrow LLC:
8.50%, 11/15/24		12,326	12,757,410
9.00%, 11/15/26		22,078	23,126,705

			160,252,085

Diversified Consumer Services — 0.6%
frontdoor, Inc., 6.75%, 08/15/26(b)		14,951	16,296,590
Graham Holdings Co., 5.75%, 06/01/26(b)		8,749	9,339,558
Laureate Education, Inc., 8.25%, 05/01/25(b)		5,260	5,661,075
Service Corp. International:
5.38%, 05/15/24		716	737,480
5.13%, 06/01/29		18,793	19,967,562
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		29,658	30,770,175
Sotheby’s, 7.38%, 10/15/27(b)		22,594	22,876,425

			105,648,865

Diversified Financial Services — 1.8%
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		65,870	70,790,489
9.75%, 07/15/27		9,246	9,877,224
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	900	1,212,406
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)	EUR	900	1,016,092
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)		115	133,833
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	2,100	2,886,306
Fairstone Financial, Inc., 7.88%, 07/15/24(b)	USD	7,510	8,073,250
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	4,030	4,509,150
8.50%, 11/01/22	GBP	600	783,037
HBOS Capital Funding LP, 6.85%(k)	USD	6,050	6,177,050
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(i)	EUR	3,876	4,493,555

6

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	39,827	$38,532,622
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)	EUR	20,132	24,574,932
4.50%, 05/15/26		3,809	4,649,608
6.25%, 05/15/26(b)	USD	2,994	3,267,203
8.25%, 11/15/26(b)		46,641	52,529,426
Verscend Escrow Corp., 9.75%, 08/15/26(b)		80,710	88,276,563

			321,782,746

Diversified Telecommunication Services — 6.0%
Altice France SA:
2.50%, 01/15/25	EUR	1,577	1,788,998
7.38%, 05/01/26(b)	USD	89,542	96,135,873
5.88%, 02/01/27	EUR	3,300	4,164,311
8.13%, 02/01/27(b)	USD	47,977	54,034,096
3.38%, 01/15/28	EUR	1,914	2,211,342
5.50%, 01/15/28(b)	USD	65,387	67,188,412
CCO Holdings LLC(b):
4.00%, 03/01/23		13,302	13,484,902
5.75%, 02/15/26		5,794	6,112,786
5.50%, 05/01/26		5,000	5,268,750
5.13%, 05/01/27		45,751	48,267,305
5.88%, 05/01/27		2,771	2,930,332
5.00%, 02/01/28		27,147	28,485,890
5.38%, 06/01/29		60,526	64,762,820
4.75%, 03/01/30		33,051	33,646,910
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		10,848	12,109,080
Series Y, 7.50%, 04/01/24		28,774	32,442,685
5.63%, 04/01/25		13,115	13,935,343
5.13%, 12/15/26(b)		42,684	43,436,519
Series P, 7.60%, 09/15/39		8,639	9,027,755
Series U, 7.65%, 03/15/42		17,287	18,108,133
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		10,383	10,889,171
8.00%, 10/15/25		12,007	12,727,420
DKT Finance ApS, 7.00%, 06/17/23	EUR	1,800	2,136,949
eircom Finance DAC, 3.50%, 05/15/26		230	271,851
Frontier Communications Corp., 8.00%, 04/01/27(b)	USD	95,417	99,710,765
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		21,582	18,539,801
9.75%, 07/15/25(b)		53,240	49,247,000
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.00%(a)(k)	EUR	2,400	2,741,345
Level 3 Financing, Inc.:
5.63%, 02/01/23	USD	4,578	4,591,734
5.38%, 05/01/25		3,452	3,572,820
5.25%, 03/15/26		6,925	7,202,000
4.63%, 09/15/27(b)		12,242	12,533,360
Qualitytech LP, 4.75%, 11/15/25(b)		8,678	8,992,577
Qwest Corp., 6.75%, 12/01/21		8,930	9,615,020
Sable International Finance Ltd., 5.75%, 09/07/27(b)		5,600	5,936,000
Sprint Capital Corp.:
6.88%, 11/15/28		51,132	55,094,730
8.75%, 03/15/32		30,444	36,951,405
Telecom Italia Capital SA:
6.38%, 11/15/33		9,783	10,859,130
6.00%, 09/30/34		15,395	16,511,137
7.20%, 07/18/36		1,047	1,240,486
7.72%, 06/04/38		3,752	4,614,960
Telecom Italia Finance SA, 7.75%, 01/24/33 .	EUR	962	1,611,985

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA:
1.13%, 03/26/22(m)	EUR	800	$898,643
5.88%, 05/19/23	GBP	400	588,098
4.00%, 04/11/24	EUR	5,364	6,656,084
5.30%, 05/30/24(b)	USD	30,941	33,261,575
2.75%, 04/15/25	EUR	3,713	4,396,747
3.00%, 09/30/25		500	599,674
Telesat Canada, 4.88%, 06/01/27(b)	USD	17,043	17,341,253
Virgin Media Finance plc(b):
6.00%, 10/15/24		3,000	3,090,000
5.75%, 01/15/25		40,118	41,271,393
Virgin Media Secured Finance plc:
4.88%, 01/15/27	GBP	3,815	5,257,555
5.00%, 04/15/27		1,000	1,400,765
6.25%, 03/28/29		90	126,958
5.50%, 05/15/29(b)	USD	24,763	26,217,826

			1,074,240,459

Electric Utilities — 0.5%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	1,314	1,514,638
4.13%, 08/01/25		1,806	2,122,826
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(a)		700	877,450
Naturgy Finance BV(a)(k):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		1,300	1,578,512
(EUR Swap Annual 9 Year + 3.08%), 3.38%		1,700	2,044,949
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	USD	26,174	27,253,677
4.25%, 09/15/24		7,657	7,963,280
4.50%, 09/15/27		4,052	4,224,210
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		12,060	12,216,994
4.30%, 07/15/29		30,092	30,699,501

			90,496,037

Electrical Equipment — 0.4%(b)
Sensata Technologies BV:
5.63%, 11/01/24		3,212	3,573,350
5.00%, 10/01/25		13,273	14,417,796
Vertiv Group Corp., 9.25%, 10/15/24		23,214	24,955,050
Vertiv Group Corp. (Acquired 05/09/19, cost $26,185,150), 10.00%, 05/15/24		26,995	28,884,650

			71,830,846

Electronic Equipment, Instruments & Components — 0.4%
APX Group, Inc.:
8.75%, 12/01/20		11,536	11,536,000
7.88%, 12/01/22		2,159	2,177,891
8.50%, 11/01/24(b)		7,550	7,776,500
Belden, Inc.:
4.13%, 10/15/26	EUR	2,420	2,903,987
3.88%, 03/15/28		900	1,072,626
CDW LLC:
5.50%, 12/01/24	USD	26,127	29,000,970
4.25%, 04/01/28		7,995	8,384,756
Itron, Inc., 5.00%, 01/15/26(b)		1,171	1,213,449
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		10,571	10,776,289

			74,842,468

Energy Equipment & Services — 1.1%
Apergy Corp., 6.38%, 05/01/26		11,427	12,055,485
Archrock Partners LP(b):
6.88%, 04/01/27		6,621	7,001,707
6.25%, 04/01/28		2,500	2,575,000
Nabors Industries, Inc.:
4.63%, 09/15/21		7,468	7,421,325

7

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services (continued)
5.50%, 01/15/23	USD	2,496	$2,396,160
Noble Holding International Ltd.:
7.75%, 01/15/24		669	347,546
7.88%, 02/01/26(b)		6,990	5,067,750
Pacific Drilling SA, 8.38%, 10/01/23(b)		31,635	28,866,938
Rowan Cos., Inc., 4.88%, 06/01/22		27,295	19,925,350
Tervita Corp., 7.63%, 12/01/21(b)		15,870	15,969,188
Transocean, Inc.:
6.50%, 11/15/20		1,241	1,265,820
8.37%, 12/15/21(d)		549	562,725
5.80%, 10/15/22(d)		300	289,500
9.00%, 07/15/23(b)		46,877	49,513,831
USA Compression Partners LP:
6.88%, 04/01/26		23,862	25,055,100
6.88%, 09/01/27		14,459	15,060,494
Valaris plc, 4.70%, 03/15/21		2,480	2,086,300

			195,460,219

Entertainment — 0.8%
Entertainment One Ltd., 4.63%, 07/15/26	GBP	1,679	2,401,612
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	4,699	4,910,549
5.88%, 11/01/24		7,052	7,087,260
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		1,849	1,913,715
4.75%, 10/15/27		11,296	11,691,360
Netflix, Inc.:
4.88%, 04/15/28		6,750	7,011,225
5.88%, 11/15/28		44,674	49,523,809
3.88%, 11/15/29	EUR	3,310	3,926,315
5.38%, 11/15/29(b)	USD	25,418	27,069,662
3.63%, 06/15/30	EUR	2,867	3,304,352
4.88%, 06/15/30(b)	USD	26,844	27,263,437
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	979	1,329,203

			147,432,499

Equity Real Estate Investment Trusts (REITs) — 2.9%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)	USD	12,673	13,370,015
Equinix, Inc., 2.88%, 03/15/24	EUR	2,051	2,375,376
GLP Capital LP:
3.35%, 09/01/24	USD	5,100	5,205,621
5.25%, 06/01/25		8,615	9,455,824
5.38%, 04/15/26		3,645	4,029,183
5.75%, 06/01/28		4,199	4,767,545
4.00%, 01/15/30		27,610	28,181,527
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	2,332	3,154,608
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	823	948,620
4.88%, 09/15/27(b)	USD	12,972	13,393,590
4.88%, 09/15/29(b)		14,504	14,733,163
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		42,950	46,976,133
4.50%, 09/01/26		23,203	24,421,157
5.75%, 02/01/27(b)		4,476	4,990,740
4.50%, 01/15/28		17,735	18,488,738
MPT Operating Partnership LP:
2.55%, 12/05/23	GBP	425	572,762
5.50%, 05/01/24	USD	7,145	7,332,556
5.25%, 08/01/26		4,582	4,840,608
5.00%, 10/15/27		53,046	56,228,760
3.69%, 06/05/28	GBP	425	577,408
4.63%, 08/01/29	USD	29,002	29,872,060
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		30,526	31,518,095

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.:
4.88%, 07/15/22	USD	1,888	$1,911,600
4.00%, 10/01/22		20,023	20,398,431
4.88%, 09/01/24		47,077	48,842,388
VICI Properties 1 LLC, 8.00%, 10/15/23		5,645	6,110,203
VICI Properties LP(b):
4.25%, 12/01/26		60,754	62,576,620
4.63%, 12/01/29		46,315	48,283,387

			513,556,718

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.:
5.75%, 03/15/25		9,843	10,187,505
4.63%, 01/15/27(b)		20,492	20,467,410
5.88%, 02/15/28(b)		26,704	28,373,000
Casino Guichard Perrachon SA(d):
4.56%, 01/25/23	EUR	400	439,706
4.50%, 03/07/24		500	510,373
3.58%, 02/07/25		500	480,929
4.05%, 08/05/26		900	856,631
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		2,100	2,019,901
Hipercor SA, 3.88%, 01/19/22		1,300	1,556,624
Iceland Bondco plc, 4.63%, 03/15/25	GBP	1,400	1,615,848
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)	EUR	1,100	1,209,193
Quatrim SASU, 5.88%, 01/15/24		600	709,195

			68,426,315

Food Products — 1.5%
Chobani LLC, 7.50%, 04/15/25(b)	USD	21,324	21,430,620
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		9,309	9,902,449
JBS Investments II GmbH, 7.00%, 01/15/26(b)		3,900	4,242,537
JBS USA LUX SA(b):
5.88%, 07/15/24		28,109	28,908,420
5.75%, 06/15/25		33,986	35,217,992
6.75%, 02/15/28		10,605	11,728,467
6.50%, 04/15/29		45,228	50,260,972
5.50%, 01/15/30		25,769	27,678,483
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	1,000	1,149,518
Post Holdings, Inc.(b):
5.50%, 03/01/25	USD	11,083	11,609,442
5.00%, 08/15/26		2,145	2,265,656
5.75%, 03/01/27		15,493	16,616,243
5.63%, 01/15/28		4,943	5,326,083
5.50%, 12/15/29		17,346	18,496,040
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	800	1,109,697
Sigma Holdco BV, 5.75%, 05/15/26	EUR	500	564,417
Simmons Foods, Inc., 7.75%, 01/15/24(b)	USD	13,292	14,322,130

			260,829,166

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		16,946	18,195,767

Health Care Equipment & Supplies — 0.8%
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)		4,343	4,467,861
Hologic, Inc.(b):
4.38%, 10/15/25		14,780	15,260,350
4.63%, 02/01/28		13,133	13,920,980
Immucor, Inc., 11.13%, 02/15/22(b)		4,666	4,654,335
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		98,717	98,100,019
Teleflex, Inc.:
4.88%, 06/01/26		9,384	9,806,280
4.63%, 11/15/27		3,930	4,165,053

			150,374,878

8

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.,
5.13%, 07/01/22	USD	6,468	$6,516,510
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		10,244	11,255,595
Centene Corp.(b):
5.38%, 06/01/26		16,166	17,156,168
4.25%, 12/15/27		36,126	37,164,622
4.63%, 12/15/29		86,436	90,874,489
Community Health Systems, Inc.(b):
8.63%, 01/15/24		37,737	40,001,220
8.00%, 03/15/26		42,590	43,867,700
Eagle Holding Co. II LLC(b)(i):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22		6,071	6,166,558
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		18,567	18,852,560
Encompass Health Corp., 5.75%, 11/01/24		273	276,071
Envision Healthcare Corp., 8.75%, 10/15/26(b)		10,680	6,621,600
HCA, Inc.:
5.38%, 02/01/25		22,487	24,866,799
5.88%, 02/15/26		3,301	3,753,666
5.38%, 09/01/26		24,034	26,767,868
5.63%, 09/01/28		59,638	67,963,465
5.88%, 02/01/29		32,777	37,898,406
MEDNAX, Inc.(b):
5.25%, 12/01/23		8,268	8,454,030
6.25%, 01/15/27		28,190	28,894,750
Molina Healthcare, Inc.:
5.38%, 11/15/22(d)		9,869	10,490,550
4.88%, 06/15/25(b)		10,448	10,735,320
NVA Holdings, Inc., 6.88%, 04/01/26(b)		8,631	9,332,269
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22(b)(i)		25,356	23,612,677
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		29,592	31,293,540
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		23,810	23,810,000
10.00%, 04/15/27		11,800	12,950,500
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		3,992	2,664,660
Tenet Healthcare Corp.:
8.13%, 04/01/22		54,706	60,518,512
4.63%, 07/15/24		11,200	11,466,000
4.63%, 09/01/24(b)		17,602	18,351,845
4.88%, 01/01/26(b)		82,680	86,599,032
6.25%, 02/01/27(b)		34,822	37,477,178
5.13%, 11/01/27(b)		45,221	47,764,681
Vizient, Inc., 6.25%, 05/15/27(b)		15,397	16,474,790
WellCare Health Plans, Inc.:
5.25%, 04/01/25		15,431	16,048,240
5.38%, 08/15/26(b)		19,670	20,948,550

			917,890,421

Health Care Technology — 0.3%
IQVIA, Inc.:
3.25%, 03/15/25(b)	EUR	1,962	2,244,544
3.25%, 03/15/25		9,875	11,297,083
5.00%, 10/15/26(b)	USD	15,317	16,159,435
5.00%, 05/15/27(b)		29,661	31,377,037

			61,078,099

Hotels, Restaurants & Leisure — 4.5%
1011778 BC ULC(b):
4.25%, 05/15/24		12,097	12,399,425
5.00%, 10/15/25		59,714	61,654,705
3.88%, 01/15/28		24,432	24,493,080
4.38%, 01/15/28		15,760	15,799,400
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,140	1,316,461

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 7.25%, 05/01/25(b)	USD	8,910	$9,689,625
Cedar Fair LP, 5.25%, 07/15/29(b)		21,682	23,362,355
Churchill Downs, Inc.(b):
5.50%, 04/01/27		41,906	44,420,360
4.75%, 01/15/28		21,675	22,379,437
Cirsa Finance International SARL, 7.88%, 12/20/23(b)		600	634,302
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(b)		1,300	1,181,547
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	1,511	2,032,914
4.88%, 08/28/25		350	477,755
Eldorado Resorts, Inc., 6.00%, 09/15/26	USD	4,530	4,988,662
Golden Nugget, Inc., 6.75%, 10/15/24(b)		68,816	71,224,560
Greene King Finance plc, Series B2, (LIBOR
GBP 3 Month + 2.08%), 2.88%, 03/15/36(a)	GBP	100	120,257
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	9,432	9,608,850
5.13%, 05/01/26		17,116	18,014,590
4.88%, 01/15/30		58,940	62,441,331
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		966	992,565
4.88%, 04/01/27		10,326	10,971,375
International Game Technology plc, 3.50%, 06/15/26	EUR	1,250	1,493,263
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	4,701	4,924,297
KFC Holding Co.(b):
5.00%, 06/01/24		2,000	2,072,500
5.25%, 06/01/26		12,039	12,701,145
4.75%, 06/01/27		10,546	11,099,665
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(i)	EUR	1,920	2,231,734
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26	USD	1,952	2,125,240
MGM Resorts International:
7.75%, 03/15/22		32,176	35,996,900
6.00%, 03/15/23		21,120	23,179,200
5.75%, 06/15/25		4,059	4,546,080
Motion Bondco DAC:
4.50%, 11/15/27	EUR	509	599,207
6.63%, 11/15/27(b)	USD	4,729	5,000,918
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	1,145	1,584,917
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	7,952	8,146,824
5.25%, 11/15/23		9,031	9,268,064
Scientific Games International, Inc.:
5.00%, 10/15/25(b)		27,363	28,628,539
3.38%, 02/15/26	EUR	8,200	9,518,028
8.25%, 03/15/26(b)	USD	47,938	52,851,645
7.00%, 05/15/28(b)		14,118	15,141,555
7.25%, 11/15/29(b)		13,938	15,122,730
Sisal Group SpA, 7.00%, 07/31/23	EUR	550	638,528
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	14,975	15,517,844
5.50%, 04/15/27		19,964	21,286,615
Station Casinos LLC, 5.00%, 10/01/25(b)		11,693	11,897,628
Stonegate Pub Co. Financing plc(a):
(LIBOR GBP 3 Month + 4.38%), 5.17%, 03/15/22	GBP	951	1,262,904
(LIBOR GBP 3 Month + 6.25%), 7.05%, 03/15/22		1,029	1,369,829
Viking Cruises Ltd.(b):
6.25%, 05/15/25	USD	3,000	3,123,750
5.88%, 09/15/27		34,163	36,511,706
William Hill plc, 4.75%, 05/01/26	GBP	800	1,096,985

9

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.(d):
5.40%, 04/01/24	USD	288	$304,920
5.75%, 04/01/27		3,170	3,439,450
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		5,341	5,634,755
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		8,798	9,347,875
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		30,892	33,131,670
Yum! Brands, Inc.:
4.75%, 01/15/30(b)		25,607	26,823,333
5.35%, 11/01/43		718	710,820

			816,534,619

Household Durables — 0.8%
Brookfield Residential Properties, Inc.(b):
6.13%, 07/01/22		959	973,385
6.25%, 09/15/27		12,077	12,741,235
Installed Building Products, Inc., 5.75%, 02/01/28(b)		6,390	6,829,312
Lennar Corp.:
8.38%, 01/15/21		7,612	8,049,690
6.25%, 12/15/21		3,054	3,206,700
4.88%, 12/15/23		3,645	3,900,150
5.25%, 06/01/26		2,830	3,098,850
4.75%, 11/29/27		15,244	16,425,410
Mattamy Group Corp., 5.25%, 12/15/27(b)		7,685	7,992,400
MDC Holdings, Inc., 6.00%, 01/15/43		5,518	5,738,720
Meritage Homes Corp., 5.13%, 06/06/27		2,751	2,936,692
PulteGroup, Inc.:
6.38%, 05/15/33		12,324	14,388,270
6.00%, 02/15/35		7,702	8,587,730
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		12,752	14,027,200
Tempur Sealy International, Inc., 5.50%, 06/15/26		218	229,718
TRI Pointe Group, Inc.:
4.88%, 07/01/21		882	904,050
5.88%, 06/15/24		1,663	1,808,512
5.25%, 06/01/27		4,355	4,550,975
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		5,199	5,419,958
6.88%, 08/15/23		15,442	16,252,705

			138,061,662

Household Products — 0.1%
Diamond BC BV, 5.63%, 08/15/25	EUR	500	550,755
Energizer Holdings, Inc.(b):
6.38%, 07/15/26	USD	3,236	3,446,340
7.75%, 01/15/27		11,887	13,284,317
Spectrum Brands, Inc.:
5.75%, 07/15/25		2,010	2,097,977
5.00%, 10/01/29(b)		5,348	5,521,810

			24,901,199

Independent Power and Renewable Electricity Producers — 1.7%
Calpine Corp.:
5.50%, 02/01/24		4,830	4,902,450
5.75%, 01/15/25		34,246	35,144,957
5.25%, 06/01/26(b)		29,876	31,108,385
4.50%, 02/15/28(b)		28,633	28,886,975
5.13%, 03/15/28(b)		70,875	72,342,113
Clearway Energy Operating LLC:
5.75%, 10/15/25		11,057	11,637,493
4.75%, 03/15/28(b)		14,811	15,014,651
NRG Energy, Inc.:
3.75%, 06/15/24(b)		7,805	8,070,763
6.63%, 01/15/27		20,644	22,398,740

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
5.75%, 01/15/28	USD	2,212	$2,400,020
4.45%, 06/15/29(b)		24,117	25,264,923
5.25%, 06/15/29(b)		41,827	45,225,444
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		6,341	6,523,304
Talen Energy Supply LLC:
6.50%, 06/01/25		2,582	2,203,556
10.50%, 01/15/26(b)		2,376	2,260,170

			313,383,944

Insurance — 1.1%
Achmea BV, (EURIBOR Swap Rate 5 Year + 4.78%), 4.62%(a)(k)	EUR	1,000	1,166,115
Acrisure LLC, 8.13%, 02/15/24(b)	USD	14,895	16,198,312
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		52,668	56,404,795
AmWINS Group, Inc., 7.75%, 07/01/26(b)		17,106	18,904,354
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		14,831	14,719,767
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 4.50%), 4.60%(k)	EUR	1,800	2,268,717
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		1,377	1,897,904
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		900	1,207,650
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama, (EURIBOR 3 Month + 5.77%), 6.37%(a)(k)		800	1,066,826
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	1,033	1,446,169
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	14,138	14,703,520
HUB International Ltd., 7.00%, 05/01/26(b)		63,773	67,439,947
NFP Corp., 8.00%, 07/15/25(b)		5,566	5,677,320
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(k)	EUR	554	698,323

			203,799,719

Interactive Media & Services — 0.1%(b)
Rackspace Hosting, Inc., 8.63%, 11/15/24	USD	9,499	9,285,272
Twitter, Inc., 3.88%, 12/15/27		6,406	6,402,669

			15,687,941

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		11,591	12,199,527
Ocado Group plc, 0.88%, 12/09/25(m)	GBP	1,100	1,483,581

			13,683,108

IT Services — 1.7%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	1,547	1,637,998
9.75%, 09/01/26(b)	USD	86,335	87,414,187
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		18,004	18,499,110
Gartner, Inc., 5.13%, 04/01/25(b)		15,196	15,822,835
InterXion Holding NV, 4.75%, 06/15/25	EUR	4,410	5,342,433
Nexi SpA, 1.75%, 10/31/24		1,420	1,636,757
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	45,773	47,260,622
United Group BV:
4.88%, 07/01/24	EUR	3,096	3,620,376
WEX, Inc., 4.75%, 02/01/23(b)	USD	8,539	8,603,043
Zayo Group LLC:
6.00%, 04/01/23		10,941	11,187,172
6.38%, 05/15/25		29,253	30,154,870
5.75%, 01/15/27(b)		77,542	78,802,058

			309,981,461

Leisure Products — 0.3%
Mattel, Inc.(b):
6.75%, 12/31/25		40,513	43,543,372

10

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Leisure Products (continued)
5.88%, 12/15/27	USD	15,666	$16,508,048

			60,051,420

Life Sciences Tools & Services — 1.0%
Avantor, Inc.:
4.75%, 10/01/24	EUR	1,237	1,475,999
6.00%, 10/01/24(b)	USD	85,129	90,767,094
9.00%, 10/01/25(b)		50,063	55,946,904
Charles River Laboratories International, Inc.(b):
5.50%, 04/01/26		20,062	21,566,650
4.25%, 05/01/28		9,539	9,717,856

			179,474,503

Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		8,828	9,357,680
Colfax Corp.(b):
6.00%, 02/15/24		26,163	27,798,187
6.38%, 02/15/26		17,717	19,311,530
EnPro Industries, Inc., 5.75%, 10/15/26		4,496	4,788,240
Grinding Media, Inc., 7.38%, 12/15/23(b)		16,098	16,399,837
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		4,492	4,705,370
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		11,150	11,749,313
Navistar International Corp., 6.63%, 11/01/25(b)		23,541	23,982,394
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	1,423	1,607,512
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	26,578	27,441,785
SPX FLOW, Inc.(b):
5.63%, 08/15/24		7,784	8,105,090
5.88%, 08/15/26		2,484	2,626,830
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		7,007	7,655,148
Terex Corp., 5.63%, 02/01/25(b)		5,568	5,748,960
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		34,976	34,626,240
Wabash National Corp., 5.50%, 10/01/25(b)		14,308	14,308,000

			220,212,116

Marine — 0.0%
CMA CGM SA:
7.75%, 01/15/21	EUR	500	546,829
6.50%, 07/15/22		900	912,498

			1,459,327

Media — 6.7%
Adelphia Commercial Bonds, Escrow, Series B, 10.50%, 07/15/04(e)(f)(l)	USD	800	—
Altice Financing SA(b):
6.63%, 02/15/23		52,225	53,138,937
7.50%, 05/15/26		50,884	54,700,300
Altice Finco SA, 4.75%, 01/15/28	EUR	1,100	1,244,975
Altice Luxembourg SA:
7.63%, 02/15/25(b)	USD	29,678	30,828,023
8.00%, 05/15/27	EUR	3,054	3,836,752
10.50%, 05/15/27(b)	USD	63,382	72,258,649
AMC Networks, Inc.:
4.75%, 12/15/22		1,101	1,110,634
5.00%, 04/01/24		3,542	3,612,840
4.75%, 08/01/25		17,726	17,792,472
Century Communications Corp. Escrow, 0.00%, 03/15/13(e)(f)(l)		625	—
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		63,095	69,877,712
5.13%, 08/15/27		89,353	93,043,279
CSC Holdings LLC:
5.38%, 07/15/23(b)		16,715	17,132,875
5.25%, 06/01/24		12,331	13,286,652
7.75%, 07/15/25(b)		27,235	29,038,229
6.63%, 10/15/25(b)		479	509,536
10.88%, 10/15/25(b)		77,009	86,057,558
5.50%, 05/15/26(b)		12,862	13,617,514

Security	Par (000)		Value

Media (continued)
5.38%, 02/01/28(b)	USD	15,842	$16,891,532
6.50%, 02/01/29(b)		34,589	38,566,735
5.75%, 01/15/30(b)		34,911	37,267,493
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		27,565	27,883,431
DISH DBS Corp.:
6.75%, 06/01/21		23,677	24,918,859
5.88%, 07/15/22		60,227	63,840,620
5.00%, 03/15/23		30,142	30,921,171
5.88%, 11/15/24		13,364	13,656,337
Entercom Media Corp., 6.50%, 05/01/27(b)		11,894	12,726,580
GCI LLC, 6.63%, 06/15/24(b)		7,449	8,063,542
Gray Television, Inc., 5.13%, 10/15/24(b)		1,771	1,837,413
iHeartCommunications, Inc.:
6.38%, 05/01/26		8,374	9,086,249
5.25%, 08/15/27(b)		11,018	11,528,133
4.75%, 01/15/28(b)		4,136	4,239,400
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		19,050	20,193,000
Meredith Corp., 6.88%, 02/01/26		2,430	2,526,471
Midcontinent Communications, 5.38%, 08/15/27(b)		8,651	9,148,433
Outfront Media Capital LLC(b):
5.00%, 08/15/27		19,896	20,841,060
4.63%, 03/15/30		10,226	10,404,955
Quebecor Media, Inc., 5.75%, 01/15/23		1,537	1,669,566
Radiate Holdco LLC(b):
6.88%, 02/15/23		3,219	3,275,333
6.63%, 02/15/25		8,069	8,149,690
SES SA(a)(k):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	500	595,202
(EUR Swap Annual 5 Year + 5.40%), 5.63%		3,000	3,768,912
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	6,451	6,773,550
5.38%, 04/15/25		1,248	1,289,533
5.38%, 07/15/26		1,278	1,357,476
5.00%, 08/01/27		34,218	36,099,990
5.50%, 07/01/29		26,264	28,397,687
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	2,000	2,294,998
Summer BC Holdco B SARL, 5.75%, 10/31/26		5,100	5,955,217
Summer BidCo BV, 9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(i)		2,631	3,146,379
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	2,361	2,443,635
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		21,800	23,271,500
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		25,023	26,461,823
Univision Communications, Inc.(b):
5.13%, 05/15/23		10,175	10,149,562
5.13%, 02/15/25		8,374	8,279,793
UPC Holding BV, 3.88%, 06/15/29	EUR	400	468,799
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,554	1,849,630
Videotron Ltd., 5.13%, 04/15/27(b)	USD	4,823	5,160,610
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	2,962	3,388,925
WMG Acquisition Corp., 5.50%, 04/15/26(b)	USD	6,577	6,922,293
Ziggo Bond Co. BV:
4.63%, 01/15/25	EUR	849	976,132
5.88%, 01/15/25(b)	USD	28,259	29,124,573
6.00%, 01/15/27(b)		10,622	11,206,210
Ziggo BV:
4.25%, 01/15/27	EUR	3,423	4,132,347
5.50%, 01/15/27(b)	USD	25,374	26,959,875
2.88%, 01/15/30	EUR	1,018	1,186,710
4.88%, 01/15/30(b)	USD	10,994	11,349,216

			1,201,733,517

11

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining — 2.5%
Allegheny Technologies, Inc., 5.88%, 12/01/27	USD	14,095	$14,799,750
ArcelorMittal SA:
1.00%, 05/19/23	EUR	525	593,275
1.75%, 11/19/25		450	511,821
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	20,265	21,379,575
Constellium SE(b):
5.75%, 05/15/24		30,498	31,336,695
6.63%, 03/01/25		17,252	17,900,675
5.88%, 02/15/26		43,218	45,703,035
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		21,555	21,824,437
3.88%, 03/15/23		40,365	41,100,854
4.55%, 11/14/24		4,690	4,957,705
5.00%, 09/01/27		8,065	8,468,250
5.25%, 09/01/29		13,109	14,043,672
5.45%, 03/15/43		97,966	101,394,810
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		5,799	6,117,945
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		7,465	7,659,090
New Gold, Inc., 6.25%, 11/15/22(b)		21,503	21,402,215
Novelis Corp.(b):
6.25%, 08/15/24		37,966	39,816,843
5.88%, 09/30/26		46,716	49,710,729
thyssenkrupp AG:
1.88%, 03/06/23	EUR	1,147	1,289,405
2.88%, 02/22/24		6,772	7,832,013
2.50%, 02/25/25		200	228,266

			458,071,060

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	5,368	5,569,300

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	770	1,030,141

Multi-Utilities — 0.0%
NGG Finance plc, (EUR Swap Annual 5 Year + 2.14%), 1.62%, 12/05/79(a)	EUR	1,575	1,788,900

Oil, Gas & Consumable Fuels — 6.7%
Aker BP ASA, 4.75%, 06/15/24(b)	USD	4,718	4,894,925
Antero Midstream Partners LP, 5.38%, 09/15/24		4,198	3,893,645
Antero Resources Corp., 5.38%, 11/01/21		11,417	10,871,125
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		13,989	13,913,879
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		8,395	7,775,869
Callon Petroleum Co.:
6.13%, 10/01/24		6,429	6,550,765
6.38%, 07/01/26		21,247	21,557,313
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		13,272	13,469,089
8.25%, 07/15/25		15,782	16,137,095
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		12,768	13,278,720
Cheniere Energy Partners LP:
5.25%, 10/01/25		3,159	3,291,962
5.63%, 10/01/26		12,522	13,242,015
4.50%, 10/01/29(b)		34,551	35,504,608
Chesapeake Energy Corp.:
6.63%, 08/15/20		9,925	9,825,750
4.88%, 04/15/22		31,782	25,107,780
5.75%, 03/15/23		18,365	12,430,901
11.50%, 01/01/25(b)		29,028	27,431,460
CNX Resources Corp., 5.88%, 04/15/22		45,873	45,905,111
Comstock Resources, Inc., 9.75%, 08/15/26		10,751	9,756,532
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		28,582	24,348,434

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	14,024	$12,060,640
Crestwood Midstream Partners LP:
6.25%, 04/01/23(d)		6,875	7,012,500
5.63%, 05/01/27(b)		19,097	19,359,584
CrownRock LP, 5.63%, 10/15/25(b)		48,312	49,278,240
DCP Midstream Operating LP:
5.38%, 07/15/25		9,807	10,665,112
5.13%, 05/15/29		11,861	12,305,788
6.45%, 11/03/36(b)		14,865	15,608,250
6.75%, 09/15/37(b)		11,508	12,083,400
Denbury Resources, Inc.(b):
9.00%, 05/15/21		23,350	22,591,125
9.25%, 03/31/22		2,321	2,187,542
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		24,030	24,810,975
5.75%, 01/30/28		29,545	31,059,181
EnLink Midstream LLC, 5.38%, 06/01/29		502	471,880
EnLink Midstream Partners LP:
4.40%, 04/01/24		15,656	15,187,886
4.15%, 06/01/25		377	354,380
4.85%, 07/15/26		3,900	3,656,250
5.60%, 04/01/44		7,271	5,889,510
5.05%, 04/01/45		1,306	1,031,740
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		25,017	15,635,625
5.63%, 02/01/26		22,123	13,273,800
Genesis Energy LP:
6.00%, 05/15/23		4,508	4,462,920
5.63%, 06/15/24		1,884	1,818,060
6.50%, 10/01/25		715	691,762
6.25%, 05/15/26		5,961	5,692,755
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		23,178	20,715,337

Hess Midstream Operations LP(b):
5.63%, 02/15/26		10,250	10,669,071
5.13%, 06/15/28		8,387	8,491,838
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		16,227	15,253,380
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		875	914,375
Matador Resources Co., 5.88%, 09/15/26		20,714	20,765,785
MEG Energy Corp.(b):
6.38%, 01/30/23		12,447	12,478,117
7.00%, 03/31/24		3,522	3,544,013
6.50%, 01/15/25		39,044	40,609,664
Murphy Oil Corp.:
5.75%, 08/15/25		2,081	2,176,622
5.88%, 12/01/27		7,161	7,519,050
5.87%, 12/01/42(d)		6,168	5,674,560
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		3,226	3,224,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		12,239	15,802,788
NuStar Logistics LP, 6.00%, 06/01/26		7,513	7,944,997
Parkland Fuel Corp., 5.88%, 07/15/27(b)		11,296	12,147,267
Parsley Energy LLC(b):
6.25%, 06/01/24		3,672	3,818,880
5.38%, 01/15/25		15,784	16,257,520
5.25%, 08/15/25		6,084	6,251,310
5.63%, 10/15/27		8,245	8,719,088
PBF Holding Co. LLC, 7.25%, 06/15/25		6,180	6,597,150
PDC Energy, Inc.:
1.13%, 09/15/21(m)		484	454,448
6.13%, 09/15/24		1,849	1,872,112
5.75%, 05/15/26		6,740	6,723,150
QEP Resources, Inc.:
6.88%, 03/01/21		8,213	8,500,455
5.38%, 10/01/22		19,076	19,171,380

12

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.25%, 05/01/23	USD	9,333	$9,239,670
5.63%, 03/01/26		15,629	15,242,182
Range Resources Corp.:
5.75%, 06/01/21		11,584	11,555,040
5.88%, 07/01/22		4,045	4,014,663
5.00%, 08/15/22		7,325	7,178,500
Repsol International Finance BV, (EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75(a)	EUR	1,714	2,215,597
SM Energy Co.:
1.50%, 07/01/21(m)	USD	13,842	13,104,056
6.13%, 11/15/22		17,060	17,230,600
5.00%, 01/15/24		6,742	6,421,755
5.63%, 06/01/25		3,710	3,521,421
6.75%, 09/15/26		6,106	5,983,880
6.63%, 01/15/27		4,151	4,079,831
Southwestern Energy Co.:
6.20%, 01/23/25(d)		944	865,837
7.75%, 10/01/27		1,120	1,037,344
SRC Energy, Inc., 6.25%, 12/01/25		2,220	2,236,650
Sunoco LP:
4.88%, 01/15/23		7,653	7,825,346
5.50%, 02/15/26		5,098	5,289,175
6.00%, 04/15/27		5,692	6,076,210
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		5,885	5,870,288
5.50%, 09/15/24		13,142	13,207,710
5.50%, 01/15/28		11,784	11,548,320
Targa Resources Partners LP:
4.25%, 11/15/23		3,270	3,302,700
5.13%, 02/01/25		4,963	5,149,112
5.88%, 04/15/26		17,178	18,251,625
5.38%, 02/01/27		1,247	1,293,763
6.50%, 07/15/27(b)		19,635	21,500,325
5.00%, 01/15/28		10,670	10,883,400
6.88%, 01/15/29(b)		40,799	45,286,890
5.50%, 03/01/30(b)		18,248	18,749,820
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		9,826	10,115,572
5.00%, 01/31/28		7,758	8,202,611
4.75%, 01/15/30		18,574	18,899,045
Viper Energy Partners LP, 5.38%, 11/01/27(b)		7,381	7,676,240
WPX Energy, Inc.:
8.25%, 08/01/23		8,039	9,244,850
5.75%, 06/01/26		7,426	7,927,255
5.25%, 10/15/27		3,464	3,654,520

			1,216,554,043

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(b)		9,325	9,977,750
WEPA Hygieneprodukte GmbH:
(EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(a)	EUR	837	958,814
2.88%, 12/15/27		1,675	1,942,634

			12,879,198

Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23		1,300	1,494,811
4.75%, 04/15/26		700	828,376

			2,323,187

Pharmaceuticals — 2.7%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26	USD	7,071	8,121,751
8.50%, 01/31/27		48,733	55,497,140

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)	USD	9,122	$9,167,610
4.50%, 05/15/23	EUR	19,671	22,340,773
5.88%, 05/15/23(b)	USD	7,120	7,182,300
7.00%, 03/15/24(b)		11,524	11,984,960
6.13%, 04/15/25(b)		35,236	36,406,892
5.50%, 11/01/25(b)		52,706	55,077,770
9.00%, 12/15/25(b)		20,519	23,334,207
5.75%, 08/15/27(b)		26,002	28,212,170
7.00%, 01/15/28(b)		20,650	22,793,470
5.00%, 01/30/28(b)		31,586	32,419,555
7.25%, 05/30/29(b)		25,789	29,463,932
5.25%, 01/30/30(b)		31,149	32,301,513
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(a)	EUR	1,800	2,172,912
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26	USD	17,224	17,826,840
5.00%, 07/15/27		22,490	23,558,275
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(a)	EUR	981	1,115,518
Elanco Animal Health, Inc., 4.90%, 08/28/28	USD	11,333	12,332,823
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	500	586,088
7.25%, 09/30/25		2,899	3,485,939
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		2,585	2,990,207
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	47,231	46,994,845
Rossini SARL, 6.75%, 10/30/25	EUR	3,657	4,563,538
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		953	1,131,115

			491,062,143

Professional Services — 1.1%
ASGN, Inc., 4.63%, 05/15/28(b)	USD	14,633	15,040,968
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		40,643	44,859,711
10.25%, 02/15/27		43,430	49,944,500
House of Finance NV (The), 4.38%, 07/15/26	EUR	1,556	1,792,936
Intertrust Group BV, 3.38%, 11/15/25		2,973	3,501,555
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	74,457	76,853,585

			191,993,255

Real Estate Management & Development — 0.3%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	1,700	2,011,079
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(a)(k)		1,700	1,918,808
Consus Real Estate AG, 9.63%, 05/15/24		841	1,014,101
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	13,318	13,415,355
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		10,067	10,444,512
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(a)(k)	EUR	1,300	1,461,855
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)	USD	7,357	7,669,672
Newmark Group, Inc., 6.13%, 11/15/23		4,887	5,389,423
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	1,263	1,466,262
Residomo SRO, 3.38%, 10/15/24		1,903	2,215,977
Summit Properties Ltd., 2.00%, 01/31/25		1,140	1,246,770
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(k)		2,100	2,485,833
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(d)	GBP	3,266	5,494,429

			56,234,076

13

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail — 0.6%
Algeco Global Finance plc, 8.00%, 02/15/23(b)	USD	1,684	$1,639,795
Ashtead Capital, Inc.(b):
4.00%, 05/01/28		9,915	10,014,150
4.25%, 11/01/29		11,165	11,402,256
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	982	1,178,615
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)	USD	8,948	9,283,550
Europcar Mobility Group, 4.00%, 04/30/26	EUR	1,145	1,242,862
Hertz Corp. (The)(b):
7.63%, 06/01/22	USD	6,725	6,994,000
6.00%, 01/15/28		16,960	16,960,000
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(a)	EUR	720	814,578
3.38%, 12/15/26		794	908,364
Loxam SAS:
4.25%, 04/15/24		1,100	1,273,971
3.25%, 01/14/25		1,431	1,655,554
3.75%, 07/15/26		1,202	1,417,990
Uber Technologies, Inc.(b):
7.50%, 11/01/23	USD	13,755	14,373,975
8.00%, 11/01/26		9,753	10,167,503
7.50%, 09/15/27		8,631	8,854,888

			98,182,051

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		3,867	4,355,209
Entegris, Inc., 4.63%, 02/10/26(b)		9,420	9,749,700
Infineon Technologies AG(a)(k):
(EUR Swap Annual 5 Year + 3.39%), 2.87%	EUR	1,600	1,849,279
(EUR Swap Annual 5 Year + 4.00%), 3.63%		700	820,524
Qorvo, Inc.:
5.50%, 07/15/26	USD	8,440	8,988,600
4.38%, 10/15/29(b)		4,244	4,445,590
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		7,060	7,607,150

			37,816,052

Software — 4.0%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		36,980	39,845,950
Ascend Learning LLC:
6.88%, 08/01/25(b)		40,759	42,796,950
Camelot Finance SA, 4.50%, 11/01/26(b)		34,596	35,547,390
CDK Global, Inc.:
4.88%, 06/01/27		33,835	35,738,219
5.25%, 05/15/29(b)		8,841	9,481,972
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		41,102	42,232,305
Fair Isaac Corp., 4.00%, 06/15/28(b)		8,403	8,466,023
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		52,844	57,137,575
Infor US, Inc., 6.50%, 05/15/22		115,087	116,813,305
Informatica LLC, 7.13%, 07/15/23(b)		40,468	41,075,020
Nuance Communications, Inc., 5.63%, 12/15/26		7,010	7,470,802
PTC, Inc., 6.00%, 05/15/24		9,563	9,981,381
RP Crown Parent LLC, 7.38%, 10/15/24(b)		30,728	31,918,710
Solera LLC, 10.50%, 03/01/24(b)		108,884	115,532,457
Sophia LP, 9.00%, 09/30/23(b)		14,234	14,625,435
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		54,781	58,478,718
TIBCO Software, Inc., 11.38%, 12/01/21(b)		43,881	45,473,880
Veritas US, Inc., 7.50%, 02/01/23(b)		9,271	9,247,823

			721,863,915

Security		Par (000)	Value

Specialty Retail — 1.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	16,795	$17,340,837
Dufry One BV, 2.00%, 02/15/27	EUR	1,343	1,526,478
eG Global Finance plc:
3.63%, 02/07/24		1,746	1,962,405
4.38%, 02/07/25		817	916,429
6.75%, 02/07/25(b)	USD	23,073	23,419,095
6.25%, 10/30/25	EUR	4,809	5,704,425
8.50%, 10/30/25(b)	USD	14,919	15,832,789
Group 1 Automotive, Inc.:
5.00%, 06/01/22(d)		5,548	5,624,285
5.25%, 12/15/23(b)		1,743	1,790,932
L Brands, Inc.:
6.88%, 11/01/35		19,575	17,519,625
6.75%, 07/01/36		3,311	2,905,402
Murphy Oil USA, Inc., 4.75%, 09/15/29		7,936	8,380,972
Penske Automotive Group, Inc., 5.50%, 05/15/26		1,524	1,596,390
PetSmart, Inc.(b):
7.13%, 03/15/23		2,807	2,750,860
5.88%, 06/01/25		17,874	18,209,137
SRS Distribution, Inc., 8.25%, 07/01/26(b)		12,585	12,994,013
Staples, Inc., 7.50%, 04/15/26(b)		53,767	55,783,263

			194,257,337

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		30,704	32,392,720
NCR Corp.(b):
5.75%, 09/01/27		5,998	6,387,870
6.13%, 09/01/29		20,675	22,434,856
Western Digital Corp., 4.75%, 02/15/26		22,331	23,280,067
Xerox Corp., 4.80%, 03/01/35		11,712	10,805,843

			95,301,356

Textiles, Apparel & Luxury Goods — 0.1%
European TopSoho SARL, 4.00%, 09/21/21(m)	EUR	1,900	1,789,913
William Carter Co. (The), 5.63%, 03/15/27(b)	USD	11,331	12,180,825

			13,970,738

Thrifts & Mortgage Finance — 0.3%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	700	864,953
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25(b)	USD	8,237	8,545,888
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		16,818	17,802,189
9.13%, 07/15/26		18,864	20,891,880

			48,104,910

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		3,899	3,918,495
4.50%, 11/15/26		4,496	4,630,880
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		6,105	5,784,487
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		4,674	4,872,645
6.50%, 10/01/25		3,567	3,764,968
HD Supply, Inc., 5.38%, 10/15/26(b)		86,641	91,839,460
Herc Holdings, Inc., 5.50%, 07/15/27(b)		24,653	25,947,283
United Rentals North America, Inc.:
5.50%, 07/15/25		12,489	12,976,852
4.63%, 10/15/25		11,663	11,990,730
5.88%, 09/15/26		5,832	6,256,278
6.50%, 12/15/26		2,652	2,914,714
5.50%, 05/15/27		8,093	8,669,788
3.88%, 11/15/27		11,829	12,076,818

14

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
5.25%, 01/15/30	USD	6,941	$7,470,598

			203,113,996

Wireless Telecommunication Services — 1.9%
Connect Finco SARL, 6.75%, 10/01/26(b)		89,177	94,973,505
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		31,851	33,642,619
Hughes Satellite Systems Corp., 5.25%, 08/01/26		8,842	9,704,095
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	2,000	2,389,221
SoftBank Group Corp.:
4.00%, 04/20/23		4,841	5,792,504
4.50%, 04/20/25		1,400	1,709,798
4.75%, 07/30/25		3,409	4,196,275
3.13%, 09/19/25		2,000	2,293,876
5.00%, 04/15/28		1,896	2,344,318
4.00%, 09/19/29		900	1,047,185
Sprint Corp.:
7.88%, 09/15/23	USD	27,262	30,078,982
7.13%, 06/15/24		9,653	10,413,174
7.63%, 02/15/25		8,088	8,875,367
7.63%, 03/01/26		27,115	29,902,422
Telefonica Europe BV(a)(k):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,200	1,659,062
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	1,200	1,416,731
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,500	1,736,328
(EUR Swap Annual 10 Year + 4.30%), 5.88%		2,600	3,401,479
(EUR Swap Annual 6 Year + 4.11%), 4.38%		4,000	5,002,782
(EUR Swap Annual 8 Year + 2.97%), 3.88%		3,600	4,388,136
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	1,180	1,208,025
6.00%, 03/01/23		2,626	2,673,268
6.00%, 04/15/24		1,489	1,537,393
6.38%, 03/01/25		8,418	8,698,572
5.13%, 04/15/25		866	895,851
6.50%, 01/15/26		4,024	4,314,573
4.50%, 02/01/26		17,755	18,198,875
4.75%, 02/01/28		31,240	32,733,584
Vodafone Group plc(a):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	2,100	2,655,905
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79		2,800	3,297,798
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(i)	USD	7,382	7,345,260

			338,526,963

Total Corporate Bonds — 82.4% (Cost: $14,255,933,101)			14,870,123,908

Floating Rate Loan Interests — 8.4%(j)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.55%, 12/06/25		2,605	2,632,378
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.90%, 11/28/21		10,300	10,297,220

			12,929,598

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 04/30/26		21,717	21,757,786

Security		Par (000)	Value

Building Products — 0.0%
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24	USD	6,136	$6,130,644

Capital Markets — 0.1%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.50%, 06/03/26		9,572	9,540,026

Chemicals — 0.3%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.94%, 01/31/24		31,610	31,662,426
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.19%, 08/14/26(f)		20,298	20,450,363
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.68%, 03/30/26		2,582	2,394,776
Momentive Performance Materials, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 05/15/24		6,050	6,008,136

			60,515,701

Commercial Services & Supplies — 0.7%
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(n)		84,921	84,602,861
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 11/01/24		3,990	3,941,970
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 09/06/24		11,058	10,803,259
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/30/25		18,203	18,216,086
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.06%, 09/19/26		2,828	2,845,428

			120,409,604

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 05/23/25		17,968	17,805,969

Construction Materials — 0.0%
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44% - 4.66%, 08/01/24		3,491	3,489,628

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23%, 04/03/24		8,467	8,429,870
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 05/16/24		4,283	4,304,892

			12,734,762

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 05/06/24		6,833	6,642,599

Diversified Financial Services — 0.1%
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 7.24%, 01/15/27		6,919	6,840,844
Triton Bidco, Term Loan B, (LIBOR USD 6 Month + 4.50%), 0.00%, 09/23/26		13,202	13,256,004

			20,096,848

Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.74%, 08/14/26		10,850	10,859,344
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 01/31/25		33,014	33,129,365
Iridium Satellite LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 11/04/26		6,245	6,319,191

15

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telesat Canada, Term Loan, (LIBOR USD 6 Month + 2.75%), 4.63%, 12/07/26	USD	3,734	$3,744,903

			54,052,803

Energy Equipment & Services — 0.3%
McDermott International, Inc., Term Loan, 10/21/21(n)		13,688	13,947,976
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.55%, 11/08/22(f)		41,248	39,598,527

			53,546,503

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 05/24/25		3,184	3,162,163

Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 08/14/26		3,440	3,452,212

Food Products — 0.1%
Aramark Services, Inc., Term Loan, 01/27/27(n)		2,386	2,397,190
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 10/10/23		6,877	6,875,529

			9,272,719

Health Care Equipment & Supplies — 0.3%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.94%, 06/15/21		43,815	43,609,455

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.30%, 06/30/25		6,833	6,878,221
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 07/24/26		17,959	18,043,218
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 10/10/25		48,187	40,983,218
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.56%, 07/02/25		13,158	13,215,481
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.68%, 04/29/22		10,179	9,956,440
WIRB-Copernicus Group, Inc., Term Loan, 12/11/26(n)		10,000	10,000,000

			99,076,578

Health Care Technology — 0.2%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.40%, 02/05/26		41,941	42,098,512

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.44%, 07/10/25		22,880	23,059,932

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 08/12/26		4,096	4,118,690

Industrial Conglomerates — 0.3%
PSAV Holdings LLC, 2nd Lien Term Loan, 09/01/25(f)(n)		7,761	7,295,194
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.93%, 11/30/23		46,737	46,578,489

			53,873,683

Security		Par (000)	Value

Insurance — 0.4%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/09/25	USD	5,471	$5,467,588
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.30%, 08/04/25		22,991	23,255,396
Hub International, Inc., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.90%, 04/25/25		12,793	12,910,440
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 12/31/25		23,095	23,088,125
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.80%, 09/03/26		12,047	12,145,406

			76,866,955

IT Services — 0.5%
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 10/30/26		8,914	8,963,027
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.55%, 04/28/25		2,118	2,121,386
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 11/29/24		6,610	6,544,614
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.05%, 12/01/25(f)		5,095	4,878,905
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.16%, 08/01/25		3,818	2,344,980
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/16/25		6,252	6,292,558
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.30%, 08/27/25		64,597	64,973,460

			96,118,930

Life Sciences Tools & Services — 0.2%
Sotera Health Holdings LLC, Term Loan: 05/15/22(n)		1,935	1,938,971
(LIBOR USD 6 Month + 4.50%), 6.29%, 11/20/26		37,390	37,471,756

			39,410,727

Machinery — 0.3%
MHI Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.80%, 09/21/26		11,110	11,096,113
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 03/28/25		40,198	39,480,033

			50,576,146

Media — 1.1%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 07/12/24		7,643	7,686,102
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 08/21/26		42,202	42,398,048
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23		4,956	4,960,411
(LIBOR USD 6 Month + 4.50%), 6.43%, 01/02/24		15,189	15,294,556
6.63%, 01/02/24(o)		84,234	85,121,986
Promotora de Informaciones SA, Term Loan, (EURIBOR 1 Month + 4.00%), 4.00%, 12/31/22	EUR	450	494,693
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 6 Month + 4.25%), 6.15%, 12/17/26	USD	39,597	39,968,420

16

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.94%, 09/09/21(f)	USD	8,863	$8,873,639

			204,797,855

Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.18%, 12/31/21		24,018	17,813,082
Chesapeake Energy Corp., Term Loan, 06/24/24(n)		70,528	72,526,058
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.30%, 11/28/22		10,527	9,290,473

			99,629,613

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.74%, 06/02/25		8,613	8,655,730
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.06%, 04/29/24		12,282	11,728,875
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 08/18/22		3,661	3,677,893

			24,062,498

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.79%, 02/06/26		13,660	13,768,187

Road & Rail — 0.2%
Genesee & Wyoming, Inc., Term Loan, 11/06/26(n)		8,155	8,224,888
Uber Technologies, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.30%, 07/13/23		3,482	3,471,420
(LIBOR USD 1 Month + 4.00%), 5.74%, 03/14/25		21,256	21,195,071

			32,891,379

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 09/19/26		5,719	5,755,604

Software — 0.7%
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.69%, 02/01/22		6,583	6,608,877
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.16%, 11/01/24		35,285	35,931,742
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 10/01/25		70,183	70,779,890
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/16/25		3,912	3,936,965
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.71%, 06/30/26		9,600	9,632,964
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 05/04/26		4,758	4,785,092

			131,675,530

Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 03/11/22(n)		27,433	27,104,323

Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., Term Loan, 05/27/24(n)		16,096	14,317,352
Ligado Networks LLC, Term Loan, 14.39%, 12/07/20(o)		65,115	12,263,484

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20	USD	13,833	$8,751,123

			35,331,959

Total Floating Rate Loan Interests — 8.4% (Cost: $1,573,740,342)			1,519,366,121

Foreign Agency Obligations — 0.0%

France — 0.0%
Electricite de France SA:
(EUR Swap Annual 6 Year + 3.44%), 4.00%(a)(k)	EUR	3,000	3,670,952
(GBP Swap 13 Year + 3.96%), 6.00%(a)(k) .	GBP	500	734,325
(EUR Swap Annual 5 Year + 3.20%), 3.00%(a)(k)	EUR	400	462,140
4.50%, 12/04/69	USD	1,600	1,631,056

			6,498,473

Total Foreign Agency Obligations — 0.0% (Cost: $6,291,939)			6,498,473

		Shares

Investment Companies — 3.7%
iShares 0-5 Year High Yield Corporate Bond ETF(h)*		500,000	23,215,000
iShares Broad USD High Yield Corporate Bond ETF(h)*		1,837,800	75,533,580
iShares iBoxx $ High Yield Corporate Bond ETF(h)*		4,500,000	395,730,000
SPDR Bloomberg Barclays High Yield Bond ETF		800,000	87,632,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(h)		3,500,000	94,290,000

Total Investment Companies — 3.7% (Cost: $671,519,910)			676,400,580

		Par (000)

Non-Agency Mortgage-Backed Securities — 0.0%

Collateralized Mortgage Obligations — 0.0%
CGMSE Co-Investor DAC, Series 2014-2X, 5.70%, 11/17/31(c)	EUR	1,255	1,354,931

Total Non-Agency Mortgage-Backed Securities — 0.0% (Cost: $1,413,863)			1,354,931

		Beneficial Interest (000)
Other Interests — 0.0%(p)

Auto Components — 0.0%
Lear Corp., Escrow(e)(f)(l)	USD	15,314	2

17

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)	Value

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow Bonds(e)(l)	USD	11,550	$144,375
Lehman Brothers Holdings Capital Trust VII Escrow Bonds		5,500	68,750
Lehman Brothers Holdings Capital Trust VII Escrow Bonds(e)(l)		1,000	12,500
Lehman Brothers Holdings, Inc.(e)(l)		5,675	70,938
Lehman Brothers Holdings, Inc.(e)(f)(l)		7,598	43,311

			339,874

Independent Power and Renewable Electricity Producers — 0.0%(e)(f)(l)
Mirant America Corp., Escrow		1,864	—
Mirant America Corp., Escrow(h)		3,270	—

			—

Media — 0.0%
Adelphia Communications Corp., Escrow(e)(f)(l)		325	—

Total Other Interests — 0.0%			339,876

Preferred Securities — 1.9%

		Par (000)

Capital Trusts — 1.8%
Banks — 1.8%(j)(k)
Bank of America Corp.: Series X, 6.25%		27,568	30,634,940
Series Z, 6.50%		21,031	23,870,185
Series AA, 6.10%		30,014	33,429,593
Series DD, 6.30%		16,620	19,196,100
CIT Group, Inc., Series A, 5.80%		14,850	15,258,375
JPMorgan Chase & Co.:
Series I, 5.41%		10,460	10,554,140
Series V, 5.42%		17,297	17,426,727
Series Z, 5.30%		770	775,852
Series Q, 5.15%		7,221	7,545,945
Series S, 6.75%		11,855	13,387,259
Series FF, 5.00%		56,405	58,661,200
Series X, 6.10%		25,667	28,010,397
Wells Fargo & Co., Series U, 5.87%		42,236	46,987,550

			305,738,263

Capital Markets — 0.0%(j)(k)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		6,608	6,657,560
Morgan Stanley, Series H, 5.61%		6,961	7,022,257

			13,679,817

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(k)		2,827	2,918,878

Total Capital Trusts — 1.8% (Cost: $305,652,937)			322,336,958

		Shares

Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $3,532,445)(k)(q)		3,610,706	1,132,678

Total Preferred Stocks — 0.0% (Cost: $3,532,445)			1,132,678

Security	Shares	Value

Trust Preferreds — 0.1%

Banks — 0.1%
GMAC Capital Trust I, Series 2, 7.69%, 02/15/40(j)	498,464	$12,984,987

Total Trust Preferreds — 0.1% (Cost: $10,081,931)		12,984,987

Total Preferred Securities — 1.9% (Cost: $319,267,313)		336,454,623

Total Long-Term Investments — 98.4% (Cost: $17,218,575,206)		17,765,316,755

Short-Term Securities — 2.4%(r)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%	187,807,539	187,807,539
SL Liquidity Series, LLC, Money Market Series, 1.80%(s)	240,833,876	240,882,043

Total Short-Term Securities — 2.4% (Cost: $428,675,728)		428,689,582

Total Options Purchased — 0.0% (Cost: $5,616,420)		5,444,194

Total Investments Before Options Written — 100.8% (Cost: $17,652,867,354)		18,199,450,531

Total Options Written — (0.0)% (Premium Received — $636,680)		(652,361)

Total Investments Net of Options Written — 100.8% (Cost: $17,652,230,674)		18,198,798,170

Liabilities in Excess of Other Assets — (0.8)%		(152,769,090)

Net Assets — 100.0%		$18,046,029,080

18

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Security, or a portion of the security, is on loan.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,132,678, representing less than 0.05% of its net assets as of period end, and an original cost of $3,532,445.

(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.

*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	380,229,234	—	(192,421,695)	187,807,539	$187,807,539	$1,420,096		$532	$—
SL Liquidity Series, LLC, Money Market Series(b)	6,690,336	234,143,540	—	240,833,876	240,882,043	54,000	(c)	(7,779)	13,743
iShares 0-5 Year High Yield Corporate Bond ETF	1,500,000	500,000	(1,500,000)	500,000	23,215,000	402,943		(740,229)	(75,000)
iShares Broad USD High Yield Corporate Bond ETF	1,687,800	650,000	(500,000)	1,837,800	75,533,580	1,417,012		(295,368)	396,670
iShares iBoxx $ High Yield Corporate Bond ETF	1,784,036	16,852,940	(14,136,976)	4,500,000	395,730,000	4,226,193		(3,079,181)	3,576,454

					$923,168,162	$7,520,244		$(4,122,025)	$3,911,867

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

19

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	30	03/20/20	$1,255	$(6,151)
STOXX 600 Banks Index	50	03/20/20	400	(1,948)

				(8,099)

Short Contracts
Euro-Bund	20	03/06/20	3,825	53,306
U.S. Treasury Ultra Bond	10	03/20/20	1,817	64,190
Long Gilt	40	03/27/20	6,961	112,588
U.S. Treasury 5 Year Note	7	03/31/20	830	3,489

				233,573

				$225,474

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	899,851	GBP	673,000	State Street Bank and Trust Co.	02/05/20	$7,532

						7,532

USD	7,120,566	AUD	10,492,000	National Australia Bank Ltd.	02/05/20	(248,432)
USD	10,510,668	CAD	13,974,000	BNP Paribas SA	02/05/20	(252,372)
USD	1,667,024	CAD	2,206,000	Citibank NA	02/05/20	(32,079)
USD	3,557,789	EUR	3,204,000	Canadian Imperial Bank of Commerce	02/05/20	(43,711)
USD	455,376,169	EUR	412,129,000	Citibank NA	02/05/20	(7,882,993)
USD	340,430	EUR	307,000	HSBC Bank plc	02/05/20	(4,657)
USD	6,476,570	EUR	5,843,000	Morgan Stanley & Co. International plc	02/05/20	(91,333)
USD	427,252	GBP	326,000	Bank of America NA	02/05/20	(4,986)
USD	44,967,871	GBP	34,809,000	Barclays Bank plc	02/05/20	(1,184,754)
USD	795,686	GBP	611,000	Morgan Stanley & Co. International plc	02/05/20	(14,428)
USD	2,724,988	GBP	2,082,000	State Street Bank and Trust Co.	02/05/20	(35,497)

						(9,795,242)

Net Unrealized Depreciation						$(9,787,710)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/20/20	2.20%	USD	550,380	$1,420,828
10-Year Interest Rate Swap	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	06/22/20	2.20%	USD	636,680	4,023,366

										$5,444,194

20

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	06/22/20	2.70%	USD	636,680	$(652,361)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY33.V1	5.00%	Quarterly	12/20/24	B	USD	79,411	$7,782,398	$5,731,612	$2,050,786

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	790	$(150,922)	$(174,731)	$23,809
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	229	(43,783)	(51,148)	7,365
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,250	(238,800)	(264,621)	25,821

							$(433,505)	$(490,500)	$56,995

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	200	$(32,206	) $	(18,452)	$ (13,754)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	800	(128,897)		(74,643)	(54,254)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,044	(168,186)		(108,679)	(59,507)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	10	(1,610)		(715)	(895)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	USD	20,000	(168,857)		(1,571,502)	1,402,645
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	NR	EUR	210	(40,447)		(26,637)	(13,810)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	5,176	(96,356)		(315,394)	219,038
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	7,878	(3,027,996)		58,673	(3,086,669)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	3,825	(1,470,181)		5,813	(1,475,994)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	432	(29,197)		(33,336)	4,139
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	488	(33,029)		(32,682)	(347)
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	260	(1,616)		(21,394)	19,778
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	1,420	40,139		—	40,139
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	460	13,003		(6,130)	19,133
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	NR	USD	3,720	(247,411)		(540,181)	292,770
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BBB-	EUR	1,500	(7,314)		(38,190)	30,876

21

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	459	$(25,274)	$(63,364)	$38,090
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	930	208,446	226,963	(18,517)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	2,930	(135,617)	(267,353)	131,736

								$(5,352,606)	$(2,827,203)	$(2,525,403)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 month LIBOR plus 0.39%	At Termination	iShares iBoxx High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International plc	01/07/20	USD	2,000	$3,376,821	$—	$3,376,821
1 month LIBOR plus 0.50%	At Termination	SPDR Bloomberg Barclays High Yield Bond ETF	At Termination	Goldman Sachs International	01/17/20	USD	1,392	251,524	—	251,524
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Goldman Sachs International	03/20/20	USD	135,716	2,661,537	(421,998)	3,083,535
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	03/20/20	USD	75,000	1,335,672	(254,402)	1,590,074
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Morgan Stanley & Co. International plc	03/20/20	USD	160,000	1,580,842	(690,448)	2,271,290

								$9,206,396	$(1,366,848)	$10,573,244

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	1.76%
3 month LIBOR	London Interbank Offered Rate	1.91%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

22

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$156,476,840	$—	$156,476,840
Common Stocks:
Aerospace & Defense	10,174,409	—	—	10,174,409
Auto Components	—	—	28,679,856	28,679,856
Chemicals	54,565,982	—	—	54,565,982
Commercial Services & Supplies	—	—	3	3
Consumer Finance	624,206	—	—	624,206
Diversified Financial Services	252	—	1	253
Diversified Telecommunication Services	—	1,358,709	—	1,358,709
Equity Real Estate Investment Trusts (REITs)	19,986,479	—	—	19,986,479
Media	13,567,906	—	—	13,567,906
Metals & Mining	33,802,492	—	—	33,802,492
Oil, Gas & Consumable Fuels	—	—	5,908,104	5,908,104
Pharmaceuticals	29,622,326	—	—	29,622,326
Semiconductors & Semiconductor Equipment	10,678	—	—	10,678
Corporate Bonds(a)	—	14,870,123,908	—	14,870,123,908
Floating Rate Loan Interests:
Aerospace & Defense	—	12,929,598	—	12,929,598
Auto Components	—	21,757,786	—	21,757,786
Building Products	—	6,130,644	—	6,130,644
Capital Markets	—	9,540,026	—	9,540,026
Chemicals	—	40,065,338	20,450,363	60,515,701
Commercial Services & Supplies	—	120,409,604	—	120,409,604
Construction & Engineering	—	17,805,969	—	17,805,969
Construction Materials	—	3,489,628	—	3,489,628
Containers & Packaging	—	12,734,762	—	12,734,762
Diversified Consumer Services	—	6,642,599	—	6,642,599
Diversified Financial Services	—	20,096,848	—	20,096,848
Diversified Telecommunication Services	—	54,052,803	—	54,052,803
Energy Equipment & Services	—	13,947,976	39,598,527	53,546,503
Entertainment	—	3,162,163	—	3,162,163
Food & Staples Retailing	—	3,452,212	—	3,452,212
Food Products	—	9,272,719	—	9,272,719

23

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$—	$43,609,455	$—	$43,609,455
Health Care Providers & Services	—	99,076,578	—	99,076,578
Health Care Technology	—	42,098,512	—	42,098,512
Hotels, Restaurants & Leisure	—	23,059,932	—	23,059,932
Independent Power and Renewable Electricity Producers	—	4,118,690	—	4,118,690
Industrial Conglomerates	—	46,578,489	7,295,194	53,873,683
Insurance	—	76,866,955	—	76,866,955
IT Services	—	91,240,025	4,878,905	96,118,930
Life Sciences Tools & Services	—	39,410,727	—	39,410,727
Machinery	—	50,576,146	—	50,576,146
Media	—	195,924,216	8,873,639	204,797,855
Oil, Gas & Consumable Fuels	—	99,629,613	—	99,629,613
Pharmaceuticals	—	24,062,498	—	24,062,498
Professional Services	—	13,768,187	—	13,768,187
Road & Rail	—	32,891,379	—	32,891,379
Semiconductors & Semiconductor Equipment	—	5,755,604	—	5,755,604
Software	—	131,675,530	—	131,675,530
Specialty Retail	—	27,104,323	—	27,104,323
Wireless Telecommunication Services	—	35,331,959	—	35,331,959
Foreign Agency Obligations(a)	—	6,498,473	—	6,498,473
Investment Companies	676,400,580	—	—	676,400,580
Non-Agency Mortgage-Backed Securities	—	1,354,931	—	1,354,931
Other Interests	—	296,563	43,313	339,876
Preferred Securities:
Banks	12,984,987	305,738,263	—	318,723,250
Capital Markets	—	13,679,817	—	13,679,817
Entertainment	—	2,918,878	—	2,918,878
Short-Term Securities	187,807,539	—	—	187,807,539
Options Purchased:
Interest rate contracts	—	5,444,194	—	5,444,194
Unfunded Floating Rate Loan Interests(b)	—	1,139,016	—	1,139,016

Subtotal	$1,039,547,836	$16,803,299,085	$115,727,905	$17,958,574,826

Investments Valued at Net Asset Value (“NAV”)(c)				242,014,721

Total Investments				$18,200,589,547

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$4,306,125	$—	$4,306,125
Equity contracts	—	3,628,345	—	3,628,345
Foreign currency exchange contracts	—	7,532	—	7,532
Interest rate contracts	233,573	6,944,899	—	7,178,472
Liabilities:
Credit contracts	—	(4,723,747)	—	(4,723,747)
Equity contracts	(8,099)	—	—	(8,099)
Foreign currency exchange contracts	—	(9,795,242)	—	(9,795,242)
Interest rate contracts	—	(652,361)	—	(652,361)

	$225,474	$(284,449)	$—	$(58,975)

(a)	See above Consolidated Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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